UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22432

Oxford Lane Capital Corp.

(Exact name of registrant as specified in charter)

8 Sound Shore Drive, Suite 255

Greenwich, CT 06830

(Address of principal executive offices)

Jonathan H. Cohen
Chief Executive Officer
Oxford Lane Capital Corp.
8 Sound Shore Drive, Suite 255
Greenwich, CT 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 983-5275

Date of fiscal year end: March 31

Date of reporting period: July 1, 2015 – June 30, 2016

Item 1. Proxy Voting Record.

Issuer Name: Neuberger Berman CLO XIII, Ltd.
Meeting Date: January 12, 2016 (Record Date) Meeting Type: Written Consent
Ticker: N/A CUSIP: 64129DAF0
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
1	This amendment request amended the indenture for several definitions. These amendments increased the likelihood that the CLO will not constitute a “covered fund” under Section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and make the CLO “Volcker compliant”.	Manager	For	Consented	Manager

Issuer Name: Neuberger Berman CLO XIII, Ltd.
Meeting Date: January 12, 2016 (Record Date) Meeting Type: Written Consent
Ticker: N/A CUSIP: 64129DAB9
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
2	This amendment request amended the indenture for several definitions. These amendments increased the likelihood that the CLO will not constitute a “covered fund” under Section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and make the CLO “Volcker compliant”.	Manager	For	Consented	Manager

Issuer Name: Shackleton II CLO, Ltd.
Meeting Date: June 18, 2015 (Record Date) Meeting Type: Written Consent
Ticker: N/A CUSIP: 81881RAA2
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
3	The Fee Sharing Termination Letter, along with the proposed amendments to the Indenture and Collateral Management Agreement, put the economics of the fee rebate that was previously held within OXLC’s side letter into the deal itself.	Manager	For	Consented	Manager

Issuer Name: Shackleton II CLO, Ltd.
Meeting Date: June 18, 2015 (Record Date) Meeting Type: Written Consent
Ticker: N/A CUSIP: 81881RAA2
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
4	This amendment request amended the indenture for several definitions. These amendments increased the likelihood that the CLO will not constitute a “covered fund” under Section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and make the CLO “Volcker compliant”.	Manager	For	Consented	Manager

Issuer Name: Ivy Hill Middle Market Credit Fund VII, Ltd.
Meeting Date: August 20, 2015 (Record Date) Meeting Type: Written Consent
Ticker: N/A CUSIP: 46602YAC4
Proposal No.	Proposal	Proposed By	OXLC Rec	Vote Cast	Sponsor
5	This amendment request amended the indenture for several definitions. These amendments increased the likelihood that the CLO will not constitute a “covered fund” under Section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and make the CLO “Volcker compliant”.	Manager	For	Consented	Manager

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OXFORD LANE CAPITAL CORP.

By: /s/ Jonathan H. Cohen

Jonathan H. Cohen

Chief Executive Officer

Date: August 12, 2016